UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for Calendar Year or Quarter Ended:  March 31, 2000"

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check one.): [   ] is a restatement.

               [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"Cadinha & Co., Inc."
Address:	"900 Fort Street Mall, Suite 1240"
		"Honolulu, Hawaii  96813"

13F File Number:	28-4292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all information" "contained herein is true, correct and complete, and that it is"
"understood that all required items, statements, schedules, lists and" "tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
"Signature, Place, and Date of Signing:"
	"Patricia Y. Phares,"	"Honolulu, HI"	36630

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

"Form 13F Information Table Entry Total:  3,647,968"

"Form 13F Information Table Value Total:  $226,465 (x $1,000)"
(SEC USE ONLY)
Page 1 of 1			Name of Rept Mgr:Patricia Phares
Name	Title	CUSIP	Fair Mkt Val	Shares	(a) Sole	(b)
(c)	Instr V	(a)	(b)	(C)
Agilent Tech	COM	00846U101	12050000	115870	X
N/A	X
Auto Data Process.	COM	053015103	12963000	268669	X
N/A	X
Cisco Systems	COM	17275R102	13642000	176447	X
N/A	X
Comp. Assoc.	COM	204912109	10838000	183111	X
N/A	X
Disney	COM	254687106	9251000	224277	X
N/A	X
Exxon	COM	30231G102	16798000	215359	X
N/A	X
Gen. Elec.	COM	369604103	23276000	149563	X
N/A	X
Home Depot	COM	437076102	14472000	224369	X
N/A	X
IBM Corp.	COM	459200101	14328000	121039	X
N/A	X
Intel	COM	458140100	11863000	89914	X
N/A	X
Lucent Tech.	COM	549463107	18179000	296807	X
N/A	X
MCI Worldcom	COM	55268B106	9985000	220366	X
N/A	X
Microsoft	COM	594918104	15086000	141989	X
N/A	X
"Staples, Inc."	COM	855030102	8132000	406610	X
N/A	X
United Par. Ser.	COM	911312106	10464000	166130	X
N/A	X
Walgreen Co.	COM	931422109	13641000	529761	X
N/A	X
Warner-Lamb.	COM	934488107	11497000	117687	X
N/A	X
COLUMN TOTALS			226465000	3647968